THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Communications - 7.3%
Alphabet, Inc. - Class A	5,700	$ 1,079,010
Alphabet, Inc. - Class C	13,340	2,540,470
Booking Holdings, Inc.	250	1,242,105
Meta Platforms, Inc. - Class A	3,200	1,873,632
Uber Technologies, Inc. (a)	3,000	180,960
		6,916,177
Consumer Discretionary - 7.6%
Amazon.com, Inc. (a)	11,800	2,588,802
Coupang, Inc. (a)	5,000	109,900
Flutter Entertainment plc (a)	250	64,612
Home Depot, Inc. (The)	3,000	1,166,970
Lowe's Companies, Inc.	2,500	617,000
McDonald's Corporation	5,000	1,449,450
NVR, Inc. (a)	40	327,156
Tesla, Inc. (a)	1,700	686,528
Tractor Supply Company	5,000	265,300
		7,275,718
Consumer Staples - 3.5%
Coca-Cola Company (The)	3,500	217,910
Procter & Gamble Company (The)	4,000	670,600
Walmart, Inc.	27,500	2,484,625
		3,373,135
Energy - 3.2%
Cheniere Energy, Inc.	4,000	859,480
Kinder Morgan, Inc.	20,000	548,000
ONEOK, Inc.	9,250	928,700
Phillips 66	6,400	729,152
		3,065,332
Financials - 14.2%
Aflac, Inc.	14,000	1,448,160
Apollo Global Management, Inc.	1,000	165,160
Arch Capital Group Ltd.	3,000	277,050
Ares Management Corporation - Class A	5,500	973,665
Berkshire Hathaway, Inc. - Class B (a)	1,600	725,248
Blackstone, Inc.	12,500	2,155,250
Brookfield Corporation	27,000	1,551,150
CME Group, Inc.	3,500	812,805
Intercontinental Exchange, Inc.	1,500	223,515
JPMorgan Chase & Company	19,500	4,674,345
Marsh & McLennan Companies, Inc.	2,500	531,025
		13,537,373
Health Care - 7.4%
Abbott Laboratories	9,500	1,074,545
AbbVie, Inc.	11,500	2,043,550

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Health Care - 7.4% (Continued)
Bio-Techne Corporation	23,000	$ 1,656,690
Danaher Corporation	2,000	459,100
Elevance Health, Inc.	1,000	368,900
GE HealthCare Technologies, Inc.	5,500	429,990
Pfizer, Inc.	5,000	132,650
Thermo Fisher Scientific, Inc.	900	468,207
Vertex Pharmaceuticals, Inc. (a)	1,000	402,700
		7,036,332
Industrials - 11.2%
Eaton Corporation plc	1,600	530,992
Emerson Electric Company	4,500	557,685
General Dynamics Corporation	3,700	974,913
General Electric Company	2,600	433,654
Honeywell International, Inc.	6,000	1,355,340
Lockheed Martin Corporation	3,500	1,700,790
Parker-Hannifin Corporation	1,300	826,839
Quanta Services, Inc.	4,000	1,264,200
RTX Corporation	14,000	1,620,080
TE Connectivity plc	9,000	1,286,730
Veritiv Holdings Company - Class A	1,000	113,610
		10,664,833
Materials - 1.8%
Cameco Corporation	4,000	205,560
Freeport-McMoRan, Inc.	25,000	952,000
Linde plc	800	334,936
Nucor Corporation	1,000	116,710
Sherwin-Williams Company (The)	350	118,976
		1,728,182
Real Estate - 1.8%
Digital Realty Trust, Inc.	1,000	177,330
Mid-America Apartment Communities, Inc.	9,800	1,514,786
		1,692,116
Technology - 30.6%
Accenture plc - Class A	3,500	1,231,265
Apple, Inc.	11,900	2,979,998
ARM Holdings plc - ADR (a)	2,000	246,720
ASML Holding N.V.	850	589,118
International Business Machines Corporation	1,700	373,711
Mastercard, Inc. - Class A	2,000	1,053,140
Microsoft Corporation	8,500	3,582,750
NVIDIA Corporation	107,500	14,436,175
Oracle Corporation	2,000	333,280
Palantir Technologies, Inc. - Class A (a)	5,000	378,150
Palo Alto Networks, Inc. (a)	1,200	218,352
PayPal Holdings, Inc. (a)	5,000	426,750
QUALCOMM, Inc.	3,500	537,670

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Technology - 30.6% (Continued)
Salesforce, Inc.	500	$ 167,165
Texas Instruments, Inc.	5,200	975,052
Visa, Inc. - Class A	5,000	1,580,200
		29,109,496
Utilities - 1.4%
Constellation Energy Corporation	1,200	268,452
WEC Energy Group, Inc.	11,000	1,034,440
		1,302,892

Total Common Stocks (Cost $27,099,702)		$ 85,701,586

EXCHANGE-TRADED FUNDS - 5.5%	Shares	Value
Invesco S&P 500® Equal Weight ETF	21,400	$ 3,749,922
Vanguard Value ETF	9,000	1,523,700
Total Exchange-Traded Funds (Cost $4,665,693)		$ 5,273,622

MONEY MARKET FUNDS - 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.38% (b) (Cost $4,315,586)	4,315,586	$ 4,315,586

Total Investments at Value - 100.0% (Cost $36,080,981)		$ 95,290,794

Liabilities in Excess of Other Assets - (0.0%) (c)		(8,527)

Net Assets - 100.0%		$ 95,282,267

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.
(c)	Percentage rounds to less than 0.1%.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 83.5%	Shares	Value
Consumer Discretionary - 3.6%
CarMax, Inc. (a)	2,000	$ 163,520
Coupang, Inc. (a)	9,000	197,820
Dick's Sporting Goods, Inc.	1,700	389,028
Gildan Activewear, Inc.	10,000	470,500
NVR, Inc. (a)	15	122,684
Service Corporation International	13,000	1,037,660
Toll Brothers, Inc.	3,000	377,850
		2,759,062
Consumer Staples - 2.2%
Bunge Global S.A.	3,500	272,160
Celsius Holdings, Inc. (a)	10,500	276,570
Church & Dwight Company, Inc.	9,000	942,390
Kenvue, Inc.	3,500	74,725
Kroger Company (The)	1,600	97,840
		1,663,685
Energy - 3.9%
ConocoPhillips	6,375	632,209
Devon Energy Corporation	10,000	327,300
Enphase Energy, Inc. (a)	6,000	412,080
ONEOK, Inc.	5,725	574,790
PBF Energy, Inc. - Class A	13,000	345,150
Targa Resources Corporation	3,700	660,450
Valaris Ltd. (a)	1,000	44,240
		2,996,219
Financials - 19.8%
American Financial Group, Inc.	8,600	1,177,598
Ares Management Corporation - Class A	7,200	1,274,616
Arthur J. Gallagher & Company	8,000	2,270,800
Berkley (W.R.) Corporation	25,143	1,471,368
Brown & Brown, Inc.	20,000	2,040,400
CME Group, Inc.	5,000	1,161,150
Dave, Inc. (a)	1,000	86,920
Intercontinental Exchange, Inc.	9,000	1,341,090
Morgan Stanley	9,565	1,202,512
Nasdaq, Inc.	23,000	1,778,130
Old Republic International Corporation	24,400	883,036
United Bancorporation of Alabama, Inc. - Class A	1,500	85,500
Voya Financial, Inc.	5,000	344,150
		15,117,270
Health Care - 8.8%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	492,765
Bio-Techne Corporation	15,000	1,080,450
Centene Corporation (a)	4,000	242,320
Charles River Laboratories International, Inc. (a)	4,000	738,400

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Health Care - 8.8% (Continued)
Chemed Corporation	2,000	$ 1,059,600
GE HealthCare Technologies, Inc.	4,000	312,720
Illumina, Inc. (a)	1,000	133,630
Labcorp Holdings, Inc.	2,574	590,270
Penumbra, Inc. (a)	1,500	356,220
ResMed, Inc.	1,200	274,428
Teleflex, Inc.	3,950	703,021
Waters Corporation (a)	2,000	741,960
		6,725,784
Industrials - 14.7%
AeroVironment, Inc. (a)	1,000	153,890
Argan, Inc.	2,000	274,080
C.H. Robinson Worldwide, Inc.	4,000	413,280
Donaldson Company, Inc.	13,000	875,550
Expeditors International of Washington, Inc.	8,000	886,160
Fastenal Company	18,000	1,294,380
Graco, Inc.	13,000	1,095,770
Jacobs Solutions, Inc.	8,475	1,132,429
L3Harris Technologies, Inc.	5,250	1,103,970
MSC Industrial Direct Company, Inc. - Class A	5,000	373,450
nVent Electric plc	4,200	286,272
Pentair plc	3,200	322,048
Snap-on, Inc.	1,000	339,480
Waste Connections, Inc.	10,500	1,801,590
Woodward, Inc.	5,000	832,100
		11,184,449
Materials - 7.5%
Ashland, Inc.	6,000	428,760
ATI, Inc. (a)	2,200	121,088
Cameco Corporation	5,000	256,950
Martin Marietta Materials, Inc.	3,000	1,549,500
Packaging Corporation of America	6,000	1,350,780
Ramaco Resources, Inc. - Class A	4,000	41,040
Ramaco Resources, Inc. - Class B	55	546
Steel Dynamics, Inc.	14,000	1,596,980
Valvoline, Inc. (a)	10,236	370,338
		5,715,982
Real Estate - 3.2%
Digital Realty Trust, Inc.	2,000	354,660
Mid-America Apartment Communities, Inc.	13,300	2,055,781
		2,410,441
Technology - 19.4%
Advanced Micro Devices, Inc. (a)	1,964	237,232
Amentum Holdings, Inc. (a)	8,475	178,229
Analog Devices, Inc.	3,671	779,941
ANSYS, Inc. (a)	3,000	1,011,990

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Technology - 19.4% (Continued)
Arrow Electronics, Inc. (a)	8,500	$ 961,520
Broadridge Financial Solutions, Inc.	3,500	791,315
InterDigital, Inc.	1,400	271,208
Lam Research Corporation	10,750	776,472
Microchip Technology, Inc.	8,800	504,680
NVIDIA Corporation	64,500	8,661,705
Palantir Technologies, Inc. - Class A (a)	8,000	605,040
		14,779,332
Utilities - 0.4%
Constellation Energy Corporation	1,000	223,710
NRG Energy, Inc.	650	58,643
		282,353

Total Common Stocks (Cost $17,514,852)		$ 63,634,577

EXCHANGE-TRADED FUNDS - 11.9%	Shares	Value
iShares Core S&P Mid-Cap ETF	40,000	$ 2,492,400
SPDR S&P MidCap 400® ETF Trust	7,000	3,987,060
Vanguard U.S. Value Factor ETF	21,500	2,545,118
Total Exchange-Traded Funds (Cost $8,057,303)		$ 9,024,578

MONEY MARKET FUNDS - 4.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.38% (b) (Cost $3,478,516)	3,478,516	$ 3,478,516

Total Investments at Value - 100.0% (Cost $29,050,671)		$ 76,137,671

Other Assets in Excess of Liabilities - 0.0% (c)		34,465

Net Assets - 100.0%		$ 76,172,136

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.
(c)	Percentage rounds to less than 0.1%.